Consolidated statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Items of share of associates and joint ventures that will not be recycled subsequently to the income statement	$ 4	$ 4	$ 1
Items of share of associates and joint ventures that may be recycled subsequently to the income statement	$ (178)	$ 502	$ (67)